Note 10 - Deposits - Summary of Deposits (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-interest bearing checking accounts, amount	$ 88,728	$ 64,731
Money market accounts, amount	$ 260,972	$ 200,688
Money market accounts, weighted average interest rate	1.15%	0.56%
Certificate of deposit accounts	$ 197,951	$ 179,910
Certificate of deposit accounts, weighted average interest rate	2.15%	0.94%
Total	$ 549,248	$ 447,166
Total, weighted average interest rate	1.28%	0.61%
Savings Accounts [Member]
Interest-bearing deposits, amount	$ 1,597	$ 1,838
Interest-bearing deposits, weighted average interest rate	0.20%	0.20%